Premises and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Gross	$ 11,103,159	$ 10,921,619
Accumulated depreciation and amortization	5,653,481	5,273,686
Property, Plant and Equipment, Net	5,449,678	5,647,933
Depreciation and amortization expense	379,795	339,269
Land Improvements [Member]
Property, Plant and Equipment, Gross	1,952,998	1,952,998
Building Improvements [Member]
Property, Plant and Equipment, Gross	$ 5,659,635	5,659,635
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	$ 3,490,526	$ 3,308,986
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years